Business combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination Tables [Abstract]
Summary of Estimated Fair Value Assigned to Eash Major Class of Assets Acquired and Liability Assumed at Acquisition Date

January 25, 2021

Assets acquired:
Cash and cash equivalent	2,101
Prepaids, and other receivables and assets	1,693
Property and equipment	270
Right-of-use assets	316
Intangible assets - technology assets	12,900
I ntangible assets - customer relationships	4,800
Intangible assets - software licenses	628
Intangible assets - brand	1,000
Goodwill	35,893

59,601

Liabilities assumed:
Accounts payable, accruals & other	4,485
Lease liabilities	316

4,801

Net assets acquired at fair value	54,800

Share consideration	54,800

May 4, 2021

Assets acquired:
Cash and cash equivalent	4,377
Prepaids, and other receivables and assets	2,455
Property and equipment	59
Intangible assets - technology assets	8,100
Intangible assets - customer relationships	4,100
Intangible assets - regulatory licenses	6,500
Goodwill	33,517

59,108

Liabilities assumed:
Accounts payable, accruals & other	5,293
Deferred tax liabilities	2,100

7,393

Net assets acquired at fair value	51,715

Share consideration	47,207
Cash consideration	4,508

Total consideration transferred	51,715

September 1, 2021

Assets acquired:
Cash and cash equivalent	13
Prepaids, and other receivables and assets	628
Intangible assets - regulatory licenses	300
Goodwill	702

1,643

Liabilities assumed:
Accounts payable, accruals & other	23
Deferred tax liabilities	80

103

Net assets acquired at fair value	1,540

Share consideration	396
Cash consideration	1,144

Total consideration transferred	1,540